Corporation's equity in Evertec (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Equity Method Investments	$ 197,006	$ 246,776
E V E R T E C Inc [Member] | Gross [Member]
Related Party Transaction [Line Items]
Equity Method Investments	$ 19,931	$ 73,916